UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836
(Investment Company Act file number)

Index Funds
(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of principal executive offices) (Zip code)

(800) 788-5680
(Registrant's telephone number)

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2015 – June 30, 2015

Item 1. Schedule of Investments.

Schedule of Investments
Index Funds S&P 500 Equal Weight
June 30, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.38%
Basic Materials: 4.29%
Air Products & Chemicals, Inc.	33	$4,515
Airgas, Inc.	43	4,549
Alcoa, Inc.	365	4,070
Allegheny Technologies, Inc.	167	5,043
CF Industries Holdings, Inc.	85	5,464
Dow Chemical Co.	105	5,373
Eastman Chemical Co.	71	5,809
Ecolab, Inc.	43	4,862
EI du Pont de Nemours & Co.	62	3,965
FMC Corp.	82	4,309
Freeport-McMoRan, Inc.	273	5,083
International Flavors & Fragrances, Inc.	42	4,590
International Paper Co.	91	4,331
LyondellBasell Industries NV, Class A	59	6,108
Monsanto Co.	42	4,477
Mosaic Co.	106	4,966
Newmont Mining Corp.	223	5,209
Nucor Corp.	106	4,671
PPG Industries, Inc.	43	4,933
Praxair, Inc.	40	4,782
Sherwin-Williams Co.	17	4,675
Sigma-Aldrich Corp.	36	5,017
		106,801

Communications: 7.35%
Amazon.com, Inc.(a)	13	5,643
AT&T, Inc.	151	5,364
Cablevision Systems Corp., Class A	279	6,679
CBS Corp., Class B Non-Voting	81	4,495
CenturyLink, Inc.	144	4,231
Cisco Systems, Inc.	177	4,860
Comcast Corp., Class A	84	5,052
DIRECTV(a)	58	5,382
Discovery Communications, Inc., Class A(a)	56	1,863
Discovery Communications, Inc., Class C(a)	102	3,170
eBay, Inc.(a)	84	5,060
Expedia, Inc.	54	5,905
F5 Networks, Inc.(a)	44	5,295
Facebook, Inc., Class A(a)	64	5,489
Frontier Communications Corp.	681	3,371
Gannett Co., Inc.(a)	70	972
Google, Inc., Class A(a)	5	2,700
Google, Inc., Class C(a)	5	2,603
Interpublic Group of Cos., Inc.	230	4,432
Juniper Networks, Inc.	212	5,506

	Shares	Value
Communications (continued)
Level 3 Communications, Inc.(a)	91	$4,793
Motorola Solutions, Inc.	76	4,358
Netflix, Inc.(a)	11	7,226
News Corp., Class A(a)	297	4,333
Nielsen NV	116	5,193
Omnicom Group, Inc.	64	4,447
Priceline Group, Inc.(a)	5	5,757
Scripps Networks Interactive, Inc., Class A	69	4,511
Symantec Corp.	212	4,929
TEGNA, Inc.	139	4,458
Time Warner Cable, Inc.	32	5,701
Time Warner, Inc.	59	5,157
TripAdvisor, Inc.(a)	60	5,228
Twenty-First Century Fox, Inc., Class A	146	4,752
VeriSign, Inc.(a)	78	4,814
Verizon Communications, Inc.	101	4,708
Viacom, Inc., Class B	73	4,719
Walt Disney Co.	47	5,365
Yahoo! Inc.(a)	116	4,558
		183,079

Consumer, Cyclical: 14.06%
American Airlines Group, Inc.	101	4,033
AutoNation, Inc.(a)	81	5,101
AutoZone, Inc.(a)	8	5,335
Bed Bath & Beyond, Inc.(a)	66	4,553
Best Buy Co., Inc.	122	3,978
BorgWarner, Inc.	84	4,775
CarMax, Inc.(a)	78	5,164
Carnival Corp.	109	5,383
Chipotle Mexican Grill, Inc.(a)	7	4,235
Coach, Inc.	120	4,153
Costco Wholesale Corp.	33	4,457
CVS Health Corp.	48	5,034
Darden Restaurants, Inc.	79	5,615
Delphi Automotive PLC	65	5,531
Delta Air Lines, Inc.	109	4,478
Dollar General Corp.	67	5,209
Dollar Tree, Inc.(a)	61	4,818
DR Horton, Inc.	188	5,144
Family Dollar Stores, Inc.	63	4,965
Fastenal Co.	121	5,104
Ford Motor Co.	305	4,578
Fossil Group, Inc.(a)	62	4,300
GameStop Corp., Class A	122	5,241
Gap, Inc.	121	4,619
General Motors Co.	130	4,333
Genuine Parts Co.	52	4,656
Goodyear Tire & Rubber Co.	196	5,909
Hanesbrands, Inc.	152	5,065
Harley-Davidson, Inc.	84	4,733
Harman International Industries, Inc.	38	4,520
Hasbro, Inc.	82	6,133

	Shares	Value
Consumer, Cyclical (continued)
Home Depot, Inc.	43	$4,779
Johnson Controls, Inc.	102	5,052
Kohl's Corp.	67	4,195
L Brands, Inc.	54	4,629
Leggett & Platt, Inc.	109	5,306
Lennar Corp., Class A	101	5,155
Lowe's Cos., Inc.	67	4,487
Macy's, Inc.	78	5,263
Marriott International, Inc., Class A	60	4,463
Mattel, Inc.	198	5,087
McDonald's Corp.	51	4,849
Michael Kors Holdings, Ltd.(a)	77	3,241
Mohawk Industries, Inc.(a)	28	5,345
Newell Rubbermaid, Inc.	128	5,262
NIKE, Inc., Class B	52	5,617
Nordstrom, Inc.	62	4,619
O'Reilly Automotive, Inc.(a)	24	5,424
PACCAR, Inc.	80	5,105
PulteGroup, Inc.	235	4,735
PVH Corp.	51	5,875
Ralph Lauren Corp.	38	5,030
Ross Stores, Inc.	93	4,521
Royal Caribbean Cruises, Ltd.	64	5,036
Southwest Airlines Co.	111	3,673
Staples, Inc.	310	4,746
Starbucks Corp.	106	5,683
Starwood Hotels & Resorts Worldwide, Inc.	61	4,946
Target Corp.	63	5,143
Tiffany & Co.	58	5,324
TJX Cos., Inc.	73	4,830
Tractor Supply Co.	57	5,127
Under Armour, Inc., Class A(a)	65	5,424
Urban Outfitters, Inc.(a)	110	3,850
VF Corp.	68	4,742
Walgreens Boots Alliance, Inc.	59	4,982
Wal-Mart Stores, Inc.	60	4,256
Whirlpool Corp.	25	4,326
WW Grainger, Inc.	21	4,970
Wyndham Worldwide Corp.	55	4,505
Wynn Resorts, Ltd.	39	3,848
Yum! Brands, Inc.	64	5,765
		350,367

Consumer, Non-cyclical: 20.17%
Abbott Laboratories	106	5,202
AbbVie, Inc.	85	5,711
ADT Corp.	129	4,331
Aetna, Inc.	48	6,118
Alexion Pharmaceuticals, Inc.(a)	28	5,062
Allergan PLC(a)	16	4,855
Altria Group, Inc.	96	4,695
AmerisourceBergen Corp.	47	4,998
Amgen, Inc.	32	4,913

	Shares	Value
Consumer, Non-cyclical (continued)
Anthem, Inc.	33	$5,417
Archer-Daniels-Midland Co.	107	5,160
Automatic Data Processing, Inc.	58	4,653
Avery Dennison Corp.	95	5,789
Baxter International, Inc.	74	5,175
Becton Dickinson and Co.	35	4,958
Biogen, Inc.(a)	12	4,847
Boston Scientific Corp.(a)	298	5,275
Bristol-Myers Squibb Co.	74	4,924
Brown-Forman Corp., Class B	56	5,610
Campbell Soup Co.	109	5,194
Cardinal Health, Inc.	56	4,684
Celgene Corp.(a)	42	4,861
Cigna Corp.	40	6,480
Cintas Corp.	60	5,075
Clorox Co.	46	4,785
Coca-Cola Co.	124	4,865
Coca-Cola Enterprises, Inc.	118	5,126
Colgate-Palmolive Co.	72	4,710
ConAgra Foods, Inc.	146	6,383
Constellation Brands, Inc., Class A	42	4,873
CR Bard, Inc.	30	5,121
Danaher Corp.	58	4,964
DaVita HealthCare Partners, Inc.(a)	61	4,848
DENTSPLY International, Inc.	98	5,052
Dr. Pepper Snapple Group, Inc.	65	4,738
Edwards Lifesciences Corp.(a)	37	5,270
Eli Lilly & Co.	71	5,928
Endo International PLC(a)	57	4,540
Equifax, Inc.	54	5,243
Estee Lauder Cos., Inc., Class A	62	5,373
Express Scripts Holding Co.(a)	61	5,425
General Mills, Inc.	95	5,293
Gilead Sciences, Inc.	50	5,854
H&R Block, Inc.	156	4,625
HCA Holdings, Inc.(a)	69	6,260
Henry Schein, Inc.(a)	36	5,116
Hershey Co.	50	4,442
Hormel Foods Corp.	90	5,073
Hospira, Inc.(a)	57	5,056
Humana, Inc.	30	5,738
Intuitive Surgical, Inc.(a)	10	4,845
JM Smucker Co.	45	4,878
Johnson & Johnson	50	4,873
Kellogg Co.	80	5,016
Keurig Green Mountain, Inc.	40	3,065
Kimberly-Clark Corp.	47	4,981
Kraft Foods Group, Inc.	80	6,811
Kroger Co.	65	4,713
Laboratory Corp. of America Holdings(a)	40	4,849
Mallinckrodt PLC(a)	40	4,709
MasterCard, Inc., Class A	56	5,235
McCormick & Co., Inc., Non-Voting Shares	69	5,586
McGraw Hill Financial, Inc.	48	4,822

	Shares	Value
Consumer, Non-cyclical (continued)
McKesson Corp.	22	$4,946
Mead Johnson Nutrition Co.	50	4,511
Medtronic PLC	65	4,817
Merck & Co., Inc.	88	5,010
Molson Coors Brewing Co., Class B	66	4,607
Mondelez International, Inc., Class A	144	5,924
Monster Beverage Corp.(a)	37	4,959
Moody's Corp.	51	5,506
Mylan NV(a)	83	5,632
Patterson Cos., Inc.	102	4,962
PepsiCo, Inc.	52	4,854
Perrigo Co. PLC	30	5,545
Pfizer, Inc.	146	4,895
Philip Morris International, Inc.	64	5,131
Procter & Gamble Co.	61	4,773
Quanta Services, Inc.(a)	179	5,159
Quest Diagnostics, Inc.	68	4,931
Regeneron Pharmaceuticals, Inc.(a)	11	5,611
Reynolds American, Inc.	86	6,421
Robert Half International, Inc.	82	4,551
St. Jude Medical, Inc.	75	5,480
Stryker Corp.	54	5,161
Sysco Corp.	128	4,621
Tenet Healthcare Corp.(a)	105	6,077
Total System Services, Inc.	131	5,472
Tyson Foods, Inc., Class A	132	5,627
United Rentals, Inc.(a)	56	4,907
UnitedHealth Group, Inc.	43	5,246
Universal Health Services, Inc., Class B	43	6,110
Varian Medical Systems, Inc.(a)	53	4,469
Vertex Pharmaceuticals, Inc.(a)	40	4,939
Western Union Co.	254	5,164
Whole Foods Market, Inc.	91	3,589
Zimmer Biomet Holdings, Inc.	42	4,588
Zoetis, Inc.	107	5,160
		502,426

Energy: 8.52%
Anadarko Petroleum Corp.	63	4,918
Apache Corp.	84	4,841
Baker Hughes, Inc.	84	5,183
Cabot Oil & Gas Corp.	176	5,551
Cameron International Corp.(a)	115	6,023
Chesapeake Energy Corp.	359	4,010
Chevron Corp.	49	4,727
Cimarex Energy Co.	46	5,074
ConocoPhillips	80	4,913
CONSOL Energy, Inc.	187	4,065
Devon Energy Corp.	86	5,116
Diamond Offshore Drilling, Inc.	186	4,801
Ensco PLC, Class A	242	5,389
EOG Resources, Inc.	58	5,078
EQT Corp.	65	5,287
Exxon Mobil Corp.	59	4,909

	Shares	Value
Energy (continued)
First Solar, Inc.(a)	82	$3,852
FMC Technologies, Inc.(a)	135	5,601
Halliburton Co.	123	5,298
Helmerich & Payne, Inc.	79	5,563
Hess Corp.	72	4,815
Kinder Morgan, Inc.	124	4,760
Marathon Oil Corp.	192	5,096
Marathon Petroleum Corp.	103	5,388
Murphy Oil Corp.	106	4,407
National Oilwell Varco, Inc.	101	4,876
Newfield Exploration Co.(a)	158	5,707
Noble Corp. PLC	366	5,633
Noble Energy, Inc.	113	4,823
Occidental Petroleum Corp.	68	5,288
ONEOK, Inc.	110	4,343
Phillips 66	66	5,317
Pioneer Natural Resources Co.	32	4,438
QEP Resources, Inc.	243	4,498
Range Resources Corp.	109	5,382
Schlumberger, Ltd.	62	5,344
Southwestern Energy Co.(a)	222	5,046
Spectra Energy Corp.	147	4,792
Tesoro Corp.	57	4,811
Transocean, Ltd.	364	5,868
Valero Energy Corp.	85	5,321
Williams Cos., Inc.	107	6,141
		212,293

Financials: 17.33%
ACE, Ltd.	44	4,474
Affiliated Managers Group, Inc.(a)	23	5,028
Aflac, Inc.	80	4,976
Alliance Data Systems Corp.(a)	17	4,963
Allstate Corp.	71	4,606
American Express Co.	62	4,819
American International Group, Inc.	90	5,564
American Tower Corp., REIT	53	4,944
Ameriprise Financial, Inc.	37	4,622
Aon PLC	51	5,084
Apartment Investment & Management Co., REIT, Class A	129	4,764
Assurant, Inc.	81	5,427
AvalonBay Communities, Inc., REIT	29	4,636
Bank of America Corp.	308	5,242
Bank of New York Mellon Corp.	121	5,078
BB&T Corp.	127	5,119
Berkshire Hathaway, Inc., Class B(a)	34	4,628
BlackRock, Inc.	13	4,498
Boston Properties, Inc., REIT	36	4,358
Capital One Financial Corp.	62	5,454
CBRE Group, Inc., Class A(a)	144	5,328
Charles Schwab Corp.	163	5,322
Chubb Corp.	49	4,662
Cincinnati Financial Corp.	93	4,667

	Shares	Value
Financials (continued)
Citigroup, Inc.	93	$5,137
CME Group, Inc.	51	4,746
Comerica, Inc.	108	5,543
Crown Castle International Corp., REIT	58	4,657
Discover Financial Services	84	4,840
E*Trade Financial Corp.(a)	177	5,301
Equinix, Inc., REIT	22	5,588
Equity Residential, REIT	64	4,491
Essex Property Trust, Inc., REIT	22	4,675
Fifth Third Bancorp	260	5,413
Franklin Resources, Inc.	94	4,609
General Growth Properties, Inc., REIT	167	4,285
Genworth Financial, Inc., Class A(a)	674	5,102
Goldman Sachs Group, Inc.	26	5,429
Hartford Financial Services Group, Inc.	118	4,905
HCP, Inc., REIT	123	4,486
Health Care REIT, Inc.	66	4,332
Host Hotels & Resorts, Inc., REIT	238	4,720
Hudson City Bancorp, Inc.	486	4,802
Huntington Bancshares, Inc.	446	5,044
Intercontinental Exchange, Inc.	22	4,919
Invesco, Ltd.	123	4,611
Iron Mountain, Inc., REIT	134	4,154
JPMorgan Chase & Co.	81	5,489
KeyCorp	342	5,137
Kimco Realty Corp., REIT	190	4,283
Legg Mason, Inc.	89	4,586
Leucadia National Corp.	210	5,099
Lincoln National Corp.	86	5,093
Loews Corp.	124	4,775
M&T Bank Corp.	40	4,997
Macerich Co., REIT	53	3,954
Marsh & McLennan Cos., Inc.	88	4,990
MetLife, Inc.	97	5,431
Morgan Stanley	136	5,275
NASDAQ OMX Group, Inc.	99	4,832
Navient Corp.	257	4,680
Northern Trust Corp.	70	5,352
People's United Financial, Inc.	329	5,333
Plum Creek Timber Co., Inc., REIT	118	4,787
PNC Financial Services Group, Inc.	52	4,974
Principal Financial Group, Inc.	98	5,026
Progressive Corp.	187	5,204
Prologis, Inc., REIT	117	4,341
Prudential Financial, Inc.	61	5,339
Public Storage, REIT	26	4,794
Realty Income Corp., REIT	105	4,661
Regions Financial Corp.	500	5,180
Simon Property Group, Inc., REIT	27	4,672
SL Green Realty Corp., REIT	39	4,286
State Street Corp.	67	5,159
SunTrust Banks, Inc.	117	5,033
T Rowe Price Group, Inc.	60	4,664
Torchmark Corp.	92	5,356
Travelers Cos., Inc.	46	4,446

	Shares	Value
Financials (continued)
Unum Group	149	$5,327
US Bancorp	112	4,861
Ventas, Inc., REIT	71	4,408
Visa, Inc., Class A	75	5,036
Vornado Realty Trust, REIT	47	4,462
Wells Fargo & Co.	89	5,005
Weyerhaeuser Co., REIT	150	4,725
XL Group PLC	137	5,096
Zions Bancorporation	180	5,712
		431,912

Industrials: 12.74%
3M Co.	30	4,629
Agilent Technologies, Inc.	121	4,668
Allegion PLC	85	5,112
AMETEK, Inc.	95	5,204
Amphenol Corp., Class A	86	4,985
Ball Corp.	72	5,051
Boeing Co.	33	4,578
Caterpillar, Inc.	63	5,344
CH Robinson Worldwide, Inc.	67	4,180
Corning, Inc.	216	4,262
CSX Corp.	145	4,734
Cummins, Inc.	36	4,723
Deere & Co.	55	5,338
Dover Corp.	70	4,913
Eaton Corp. PLC	74	4,994
Emerson Electric Co.	90	4,989
Expeditors International of Washington, Inc.	103	4,749
FedEx Corp.	29	4,942
FLIR Systems, Inc.	159	4,900
Flowserve Corp.	88	4,634
Fluor Corp.	87	4,612
Garmin, Ltd.	103	4,525
General Dynamics Corp.	38	5,384
General Electric Co.	198	5,261
Harris Corp.	69	5,307
Honeywell International, Inc.	49	4,996
Illinois Tool Works, Inc.	51	4,681
Ingersoll-Rand PLC	74	4,989
Jacobs Engineering Group, Inc.(a)	115	4,671
Joy Global, Inc.	127	4,597
Kansas City Southern	43	3,922
L-3 Communications Holdings, Inc.	40	4,535
Lockheed Martin Corp.	25	4,647
Martin Marietta Materials, Inc.	35	4,953
Masco Corp.	187	4,987
MeadWestvaco Corp.	97	4,577
Norfolk Southern Corp.	46	4,019
Northrop Grumman Corp.	31	4,917
Owens-Illinois, Inc.(a)	217	4,978
Pall Corp.	50	6,222
Parker-Hannifin Corp.	42	4,886

	Shares	Value
Industrials (continued)
Pentair PLC	78	$5,362
PerkinElmer, Inc.	104	5,475
Precision Castparts Corp.	24	4,797
Raytheon Co.	46	4,401
Republic Services, Inc.	121	4,740
Rockwell Automation, Inc.	44	5,484
Rockwell Collins, Inc.	53	4,894
Roper Technologies, Inc.	30	5,174
Ryder System, Inc.	53	4,631
Sealed Air Corp.	108	5,549
Snap-on, Inc.	35	5,574
Stanley Black & Decker, Inc.	51	5,367
Stericycle, Inc.(a)	36	4,821
TE Connectivity, Ltd.	70	4,501
Textron, Inc.	116	5,177
Thermo Fisher Scientific, Inc.	39	5,061
Tyco International PLC	118	4,541
Union Pacific Corp.	43	4,101
United Parcel Service, Inc., Class B	50	4,845
United Technologies Corp.	42	4,659
Vulcan Materials Co.	58	4,868
Waste Management, Inc.	93	4,311
Waters Corp.(a)	41	5,264
Xylem, Inc.	143	5,301
		317,493

Technology: 9.22%
Accenture PLC, Class A	56	5,420
Adobe Systems, Inc.(a)	64	5,185
Akamai Technologies, Inc.(a)	70	4,888
Altera Corp.	141	7,219
Analog Devices, Inc.	86	5,520
Apple, Inc.	40	5,017
Applied Materials, Inc.	204	3,921
Autodesk, Inc.(a)	82	4,106
Avago Technologies, Ltd.	40	5,317
Broadcom Corp., Class A	112	5,767
CA, Inc.	158	4,628
Cerner Corp.(a)	70	4,834
Citrix Systems, Inc.(a)	82	5,753
Cognizant Technology Solutions Corp., Class A(a)	81	4,948
Computer Sciences Corp.	74	4,857
Dun & Bradstreet Corp.	39	4,758
Electronic Arts, Inc.(a)	90	5,985
EMC Corp.	191	5,041
Fidelity National Information Services, Inc.	76	4,697
Fiserv, Inc.(a)	64	5,301
Hewlett-Packard Co.	153	4,592
Intel Corp.	160	4,866
International Business Machines Corp.	32	5,205
Intuit, Inc.	51	5,139
KLA-Tencor Corp.	82	4,609

	Shares	Value
Technology (continued)
Lam Research Corp.	63	$5,125
Linear Technology Corp.	106	4,688
Microchip Technology, Inc.	100	4,743
Micron Technology, Inc.(a)	173	3,259
Microsoft Corp.	120	5,298
NetApp, Inc.	135	4,261
NVIDIA Corp.	218	4,384
Oracle Corp.	117	4,715
Paychex, Inc.	99	4,641
Pitney Bowes, Inc.	221	4,599
Qorvo, Inc.(a)	64	5,137
QUALCOMM, Inc.	72	4,509
Red Hat, Inc.(a)	75	5,695
Salesforce.com, Inc.(a)	77	5,362
SanDisk Corp.	59	3,435
Seagate Technology PLC	92	4,370
Skyworks Solutions, Inc.	53	5,517
Teradata Corp.(a)	118	4,366
Texas Instruments, Inc.	87	4,481
Western Digital Corp.	51	4,000
Xerox Corp.	389	4,139
Xilinx, Inc.	124	5,476
		229,773

Utilities: 5.70%
AES Corp.	416	5,516
AGL Resources, Inc.	105	4,889
Ameren Corp.	120	4,522
American Electric Power Co., Inc.	90	4,767
CenterPoint Energy, Inc.	241	4,586
CMS Energy Corp.	148	4,712
Consolidated Edison, Inc.	81	4,688
Dominion Resources, Inc.	72	4,815
DTE Energy Co.	64	4,777
Duke Energy Corp.	66	4,661
Edison International	79	4,391
Entergy Corp.	66	4,653
Eversource Energy	101	4,586
Exelon Corp.	153	4,807
FirstEnergy Corp.	143	4,655
NextEra Energy, Inc.	49	4,803
NiSource, Inc.	120	5,471
NRG Energy, Inc.	211	4,828
Pepco Holdings, Inc.	185	4,984
PG&E Corp.	96	4,714
Pinnacle West Capital Corp.	80	4,551
PPL Corp.	168	4,951
Public Service Enterprise Group, Inc.	122	4,792
SCANA Corp.	94	4,761
Sempra Energy	47	4,650
Southern Co.	113	4,735
Talen Energy Corp.(a)	11	189
TECO Energy, Inc.	264	4,662
WEC Energy Group, Inc.	181	8,132

	Shares	Value
Utilities (continued)
Xcel Energy, Inc.	147	$4,730
		141,978

Total Common Stocks
(Cost $2,540,528)		2,476,122

SHORT TERM INVESTMENTS: 0.05%
Fidelity® Institutional Money Market Government Portfolio, Class I (0.10% 7-day yield)	1,296	1,296

Total Short Term Investments
(Cost $1,296)		1,296

Total Investments: 99.43%
(Cost $2,541,824)		2,477,418

Other Assets In Excess Of Liabilities: 0.57%		14,107

Net Assets: 100.00%		$2,491,525

(a)	Non-income producing security.

Investment Abbreviations:

Ltd. -	Limited.
NV -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC -	Public limited company.
REIT -	Real Estate Investment Trust.

Index Funds	Notes to Quarterly Schedule of Investments
June 30, 2015

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds”, and changed its name to “Index Funds” in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor’s 500 Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of June 30, 2015 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of June 30, 2015:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Index Funds S&P 500 Equal Weight
Common Stocks	$2,476,122	$–	$–	$2,476,122
Short Term Investments	1,296	–	–	1,296
TOTAL	$2,477,418	$–	$–	$2,477,418

* See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.   There were no transfers between Levels 1 and 2 during the period ended June 30, 2015.

For the period ended June 30, 2015, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation and the cost of investment securities for tax purposes, including short-term securities, but excluding other financial instruments at June 30, 2015 are as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Index Funds S&P 500 Equal Weight	$2,542,087	$20,335	$(85,004)	$(64,669)

The difference between book basis and tax basis net unrealized appreciation for the Fund is primarily attributable to wash sales.

Item 2. Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)        There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)

Date:	August 26, 2015

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)

Date:	August 26, 2015